Discontinued operations - Additional Information (Detail) - JPY (¥) ¥ in Millions	Oct. 01, 2025	Sep. 30, 2025
Disclosure of Results of Operations From Discontinued Operations [Line Items]
Proportion of ownership interest in subsidiary		16.40%
Accumulated other comprehensive income	¥ 263,298
Accumulated other comprehensive income loss	1,640,079
Discontinued operations [member]
Disclosure of Results of Operations From Discontinued Operations [Line Items]
Accumulated other comprehensive income directly related to the disposal group classified as held for distribution to owners	1,377,795
Excess amount of equity interest in the net fair value of identifiable assets and liabilities	188,888
Impairment loss of investments accounted for using the equity method	¥ 188,888